PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	At December 31,
	2010	2011

Prepaid expenses	$401	$555
Value added tax refundable	1,448	881
Interest receivables	1,038	86
Dividend receivable	150	-
Others	205	153
	$3,242	$1,675